Summary of Significant Accounting Policies - Change in Estimates (Details) (USD $)	3 Months Ended		12 Months Ended
	Jun. 28, 2013	Dec. 30, 2011	Mar. 29, 2013		Mar. 30, 2012		Apr. 01, 2011
Change in Accounting Estimate [Line Items]
Gross favorable	$ 17,000,000	$ 9,000,000	$ 142,000,000		$ 58,000,000		$ 53,000,000
Gross unfavorable	(9,000,000)	(28,000,000)	(122,000,000)	[1]	(289,000,000)	[1]	(128,000,000)	[1]
Total net adjustments, before taxes and noncontrolling interests (2)	8,000,000	(19,000,000)	20,000,000	[2]	(231,000,000)	[2]	(75,000,000)	[2]
Impact on diluted EPS from continuing operations			$ 0		$ (1.30)		$ (0.42)
Change in accounting estimate, reduction in operating income		$ 1,500,000,000

[1]	Fiscal 2012 does not include the contract charge related to the Company’s contract with the NHS of $1,485 million (see Note 18).
[2]	Quarterly changes in estimated profitability on the same fixed price contract are disclosed gross as either favorable or unfavorable.